Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	May 01, 2013
Supplement [Text Block]	mnfi_SupplementTextBlock

MANNING & NAPIER FUND, INC.

Supplement dated January 24, 2014 to the prospectus dated May 1, 2013 as supplemented

May 21, 2013 for the following Series:

Strategic Income Conservative Series – Class S and I

Strategic Income Moderate Series – Class S and I

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective January 24, 2014, the Manning & Napier Fund, Inc. Equity Income Series has been added to the list of funds in which the Strategic Income Conservative Series and Strategic Income Moderate Series may invest. Accordingly, the following changes are hereby made to the Prospectus:

1.	The first paragraph in the "Principal Investment Strategies" section of the summary section for the Strategic Income Conservative Series is hereby deleted and replaced by the following:

The Series is designed to generate income, pursue capital growth in order to provide purchasing power protection, and to manage risk. The Series seeks to achieve its investment objective by investing in a combination of other Series of the Manning & Napier Fund, Inc. and advised by the Advisor (the "underlying funds") according to an asset allocation strategy. The Series may invest in a combination of the Core Bond Series, Core Plus Bond Series, Dividend Focus Series, Equity Income Series, High Yield Bond Series, and the Real Estate Series, as well as other Series of the Fund.

2.	The following is hereby added to the third paragraph in the "Principal Investment Strategies" section of the summary section for the Strategic Income Conservative Series:

The Equity Income Series will invest, under normal circumstances, at least 80% of its net assets in equity securities. It invests primarily in income-producing equity securities. The Series may invest in securities of small, large or mid-size companies.

3.	The first paragraph in the "Principal Investment Strategies" section of the summary section for the Strategic Income Moderate Series is hereby deleted and replaced by the following:

The Series is designed to generate income, pursue capital growth in order to provide purchasing power protection, and to manage risk. The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to an asset allocation strategy. The Series may invest in a combination of other Series of the Manning & Napier Fund, Inc. and advised by the Advisor (the "underlying funds") according to an asset allocation strategy. The Series may invest in a combination of the Core Bond Series, Core Plus Bond Series, Dividend Focus Series, Emerging Markets Series, Equity Income Series, High Yield Bond Series, Inflation Focus Equity Series, and the Real Estate Series, as well as other Series of the Fund.

4.	The following is hereby added to the third paragraph in the "Principal Investment Strategies" section of the summary section for the Strategic Income Moderate Series:

The Equity Income Series will invest, under normal circumstances, at least 80% of its net assets in equity securities. It invests primarily in income-producing equity securities. The Series may invest in securities of small, large or mid-size companies.

8.	The second paragraph in the "Principal Investment Strategies" section of the summary section for the Strategic Income Conservative Series is hereby deleted and replaced by the following:

As of March 31, 2013, the Series' portfolio was allocated among the underlying funds as follows:

Core Bond Series	62.8%
Dividend Focus Series	21.1%
High Yield Bond Series	5.9%
Real Estate Series	10.2%

9.	The second paragraph in the "Principal Investment Strategies" section of the summary section for the Strategic Income Moderate Series is hereby deleted and replaced by the following:

As of March 31, 2013, the Series' portfolio was allocated among the underlying funds as follows:

Core Bond Series	30.6%
Dividend Focus Series	46.8%
High Yield Bond Series	7.7%
Real Estate Series	14.9%

Strategic Income Conservative Series
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mnfi_SupplementTextBlock

MANNING & NAPIER FUND, INC.

Supplement dated January 24, 2014 to the prospectus dated May 1, 2013 as supplemented

May 21, 2013 for the following Series:

Strategic Income Conservative Series – Class S and I

Strategic Income Moderate Series – Class S and I

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective January 24, 2014, the Manning & Napier Fund, Inc. Equity Income Series has been added to the list of funds in which the Strategic Income Conservative Series and Strategic Income Moderate Series may invest. Accordingly, the following changes are hereby made to the Prospectus:

1.	The first paragraph in the "Principal Investment Strategies" section of the summary section for the Strategic Income Conservative Series is hereby deleted and replaced by the following:

The Series is designed to generate income, pursue capital growth in order to provide purchasing power protection, and to manage risk. The Series seeks to achieve its investment objective by investing in a combination of other Series of the Manning & Napier Fund, Inc. and advised by the Advisor (the "underlying funds") according to an asset allocation strategy. The Series may invest in a combination of the Core Bond Series, Core Plus Bond Series, Dividend Focus Series, Equity Income Series, High Yield Bond Series, and the Real Estate Series, as well as other Series of the Fund.

2.	The following is hereby added to the third paragraph in the "Principal Investment Strategies" section of the summary section for the Strategic Income Conservative Series:

The Equity Income Series will invest, under normal circumstances, at least 80% of its net assets in equity securities. It invests primarily in income-producing equity securities. The Series may invest in securities of small, large or mid-size companies.

8.	The second paragraph in the "Principal Investment Strategies" section of the summary section for the Strategic Income Conservative Series is hereby deleted and replaced by the following:

As of March 31, 2013, the Series' portfolio was allocated among the underlying funds as follows:

Core Bond Series	62.8%
Dividend Focus Series	21.1%
High Yield Bond Series	5.9%
Real Estate Series	10.2%

Strategic Income Moderate Series
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mnfi_SupplementTextBlock

MANNING & NAPIER FUND, INC.

Supplement dated January 24, 2014 to the prospectus dated May 1, 2013 as supplemented

May 21, 2013 for the following Series:

Strategic Income Conservative Series – Class S and I

Strategic Income Moderate Series – Class S and I

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective January 24, 2014, the Manning & Napier Fund, Inc. Equity Income Series has been added to the list of funds in which the Strategic Income Conservative Series and Strategic Income Moderate Series may invest. Accordingly, the following changes are hereby made to the Prospectus:

3.	The first paragraph in the "Principal Investment Strategies" section of the summary section for the Strategic Income Moderate Series is hereby deleted and replaced by the following:

The Series is designed to generate income, pursue capital growth in order to provide purchasing power protection, and to manage risk. The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to an asset allocation strategy. The Series may invest in a combination of other Series of the Manning & Napier Fund, Inc. and advised by the Advisor (the "underlying funds") according to an asset allocation strategy. The Series may invest in a combination of the Core Bond Series, Core Plus Bond Series, Dividend Focus Series, Emerging Markets Series, Equity Income Series, High Yield Bond Series, Inflation Focus Equity Series, and the Real Estate Series, as well as other Series of the Fund.

4.	The following is hereby added to the third paragraph in the "Principal Investment Strategies" section of the summary section for the Strategic Income Moderate Series:

The Equity Income Series will invest, under normal circumstances, at least 80% of its net assets in equity securities. It invests primarily in income-producing equity securities. The Series may invest in securities of small, large or mid-size companies.

9.	The second paragraph in the "Principal Investment Strategies" section of the summary section for the Strategic Income Moderate Series is hereby deleted and replaced by the following:

As of March 31, 2013, the Series' portfolio was allocated among the underlying funds as follows:

Core Bond Series	30.6%
Dividend Focus Series	46.8%
High Yield Bond Series	7.7%
Real Estate Series	14.9%